Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Summary of Significant Accounting Policies
Allowance for doubtful accounts	$ 32,457		$ 1,741,238
Fair value of goodwill			$ 59,900,694
iDoc
Summary of Significant Accounting Policies
One-time transaction expenses for professional fees, including legal, taxation, business consulting, and auditing services	358,471	$ 587,852
Allowance for doubtful accounts	$ 1,576,415	1,038,956
Amortization intangible assets long lived life	5 years
Fair value of goodwill	$ 0	95,076
Customer list cost related to business acquisition		15,000
Customer list related to business acquisition	0	12,000
Amortization expenses	3,000	3,000
Impairment charges on long lived intangible assets	$ 104,076	$ 0
Maximum | iDoc
Summary of Significant Accounting Policies
Revenue from contract with customer contractual term	3 years
Useful life of asset	10 years
Minimum | iDoc
Summary of Significant Accounting Policies
Revenue from contract with customer contractual term	2 years
Expected performance period	3 years
Useful life of asset	3 years
Encompass Healthcare Billing, LLC
Summary of Significant Accounting Policies
Percentage of ownership interest in VSee Lab			100.00%
Encompass Healthcare Billing, LLC | iDoc
Summary of Significant Accounting Policies
Percentage of ownership interest in VSee Lab	100.00%